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                                  AEHR TEST SYSTEMS
                                   400 KATO TERRACE
                                  FREMONT, CA  94539


                                                    August 30, 2004

Securities and Exchange Commission
Washington, D. C. 20549

Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10-K for the fiscal year ended
May 31, 2004.

Sincerely,

AEHR TEST SYSTEMS

Jim Ryan
Corporate Controller